Intangible assets - Amortisation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization charge	£ 131	£ 885